UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number:	811-07215

Exact name of registrant as specified in charter:	Dryden Total Return Bond Fund, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	12/31/2006

Date of reporting period:	6/30/2006

Item 1	– Reports to Stockholders

Dryden Total Return Bond Fund, Inc.

JUNE 30, 2006	SEMIANNUAL REPORT

FUND TYPE

Taxable bond

OBJECTIVE

Total return

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of June 30, 2006, were not audited, and accordingly, no auditor’s opinion is expressed on them.

JennisonDryden is a registered trademark of The Prudential Insurance Company of America.

August 14, 2006

Dear Shareholder:

We hope you find the semiannual report for the Dryden Total Return Bond Fund informative and useful. As a JennisonDryden mutual fund shareholder, you may be thinking about where you can find additional growth opportunities. You could invest in last year’s top-performing asset class and hope history repeats itself or you could stay in cash while waiting for the “right moment” to invest.

Instead, we believe it is better to take advantage of developing domestic and global investment opportunities through a diversified portfolio of stock and bond mutual funds. A diversified asset allocation offers two potential advantages. It helps you manage downside risk by not being overly exposed to any particular asset class, plus it gives you a better opportunity to have at least some of your assets in the right place at the right time. Your financial professional can help you create a diversified investment plan that may include mutual funds covering all the basic asset classes and that reflects your personal investor profile and tolerance for risk.

JennisonDryden Mutual Funds gives you a wide range of choices that can help you make progress toward your financial goals. Our funds offer the experience, resources, and professional discipline of three leading asset managers. They are recognized and respected in the institutional market and by discerning investors for excellence in their respective strategies. JennisonDryden equity funds are advised by Jennison Associates LLC or Quantitative Management Associates LLC (QMA). Prudential Investment Management, Inc. (PIM) advises the JennisonDryden fixed income and money market funds. Jennison Associates, QMA, and PIM are registered investment advisors and Prudential Financial companies.

Thank you for choosing JennisonDryden Mutual Funds.

Sincerely,

Judy A. Rice, President

Dryden Total Return Bond Fund, Inc.

Dryden Total Return Bond Fund, Inc.	1

Your Fund’s Performance

Fund objective

The investment objective of the Dryden Total Return Bond Fund, Inc. (the Fund) is to seek total return. There can be no assurance that the Fund will achieve its investment objective.

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. The maximum initial sales charge is 4.50% (Class A shares).

Cumulative Total Returns as of 6/30/06
	Six Months	One Year	Five Years	Ten Years	Since Inception[1]
Class A	–1.21%	–1.08%	21.91%	69.48%	—
Class B	–1.57	–1.77	17.60	58.86	—
Class C	–1.29	–1.36	19.10	61.11	—
Class Z	–1.13	–0.80	23.28	N/A	69.49% (9/16/96)
Lehman Brothers U.S. Aggregate Bond Index[2]	–0.72	–0.81	27.46	82.80	**
Lipper Intermediate Investment-Grade Debt Funds Avg.[3]	–0.73	–0.92	24.04	71.00	***

Average Annual Total Returns[4] as of 6/30/06
	One Year	Five Years	Ten Years	Since Inception[1]
Class A	–5.53%	3.09%	4.93%	—
Class B	–6.49	3.13	4.74	—
Class C	–2.30	3.56	4.88	—
Class Z	–0.80	4.27	N/A	5.54% (9/16/96)
Lehman Brothers U.S. Aggregate Bond Index[2]	–0.81	4.97	6.22	**
Lipper Intermediate Investment-Grade Debt Funds Avg.[3]	–0.92	4.39	5.49	***

Distributions and Yields as of 6/30/06
	Total Distributions Paid for Six Months	30-Day SEC Yield
Class A	$0.30	4.59%
Class B	$0.25	4.06
Class C	$0.28	4.31
Class Z	$0.32	5.07

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The cumulative total returns do not reflect the deduction of applicable sales charges. If reflected, the applicable sales charges would reduce the cumulative total returns performance quoted. Class A shares are subject to a maximum front-end sales charge of 4.50%. Under certain circumstances, Class A shares may be subject to a contingent deferred sales charge (CDSC) of 1%. Class B and Class C shares are subject to a maximum CDSC of 5% and 1%, respectively. Class Z shares are not subject to a sales charge.

Source: Prudential Investments LLC and Lipper Inc. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of such fee waivers and/or expense reimbursements, total returns would be lower.

1Inception date returns are provided for any share class with less than ten calendar years of returns.

2The Lehman Brothers U.S. Aggregate Bond Index is an unmanaged index of investment-grade securities issued by the U.S. government and its agencies, and by corporations with between 1 and 10 years remaining to maturity. It gives a broad look at how short- and intermediate-term bonds have performed. Lehman Brothers U.S. Aggregate Bond Index Closest Month-End to Inception cumulative total return is 79.48% for Class Z. Lehman Brothers U.S. Aggregate Bond Index Closest Month-End to Inception average annual total return is 6.18% for Class Z.

3The Lipper Intermediate Investment-Grade Debt Funds Average (Lipper Average) represents returns based on an average return of all funds in the Lipper Intermediate Investment-Grade Debt Funds category for the periods noted. Funds in the Lipper Average do not have any quality or maturity restrictions. They intend to keep the bulk of their assets in corporate and government debt issues. Lipper Average Closest Month-End to Inception cumulative total return is 67.86% for Class Z. Lipper Average Closest Month-End to Inception average annual total return is 5.44% for Class Z.

4The average annual total returns take into account applicable sales charges. Class A, Class B, and Class C shares are subject to an annual distribution and service (12b-1) fee of up to 0.30%, 1.00%, and 1.00%, respectively. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class Z shares are not subject to a 12b-1 fee. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

Investors cannot invest directly in an index. The returns for the Lehman Brothers U.S. Aggregate Bond Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

Dryden Total Return Bond Fund, Inc.	3

Your Fund’s Performance (continued)

Five Largest Issues expressed as a percentage of net assets as of 6/30/06
Federal National Mortgage Association, 5.50%, 07/15/35	3.4%
Federal National Mortgage Association, 5.50%, 01/01/34	1.7
United States Treasury Inflation Index, 3.875%, 01/15/09	1.7
Federal National Mortgage Association, 5.00%, TBA	1.6
Government National Mortgage Association, 5.50%, 06/20/35	1.5

Issues reflect only long-term investments and are subject to change.

Credit Quality* expressed as a percentage of net assets as of 6/30/06
U.S. Government & Agency	36.9%
Aaa	14.7
Aa	2.6
A	7.9
Baa	24.2
Ba	8.8
B	4.0
Not Rated	12.4
Total Investments	111.5
Liabilities in excess of other assets	–11.5
Net Assets	100.0%

* Source: Moody’s rating, defaulting to S&P when not rated by Moody’s. Credit Quality is subject to change.

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Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on January 1, 2006, at the beginning of the period, and held through the six-month period ended June 30, 2006.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to Individual Retirement Accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of JennisonDryden or Strategic Partners Funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and

Dryden Total Return Bond Fund, Inc.	5

expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges (loads). Therefore the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Dryden Total Return Bond Fund, Inc.		Beginning Account Value January 1, 2006	Ending Account Value June 30, 2006	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six- Month Period*

Class A	Actual	$1,000.00	$987.90	1.09%	$5.37
	Hypothetical	$1,000.00	$1,019.39	1.09%	$5.46

Class B	Actual	$1,000.00	$984.30	1.84%	$9.05
	Hypothetical	$1,000.00	$1,015.67	1.84%	$9.20

Class C	Actual	$1,000.00	$987.10	1.59%	$7.83
	Hypothetical	$1,000.00	$1,016.91	1.59%	$7.95

Class Z	Actual	$1,000.00	$988.70	0.84%	$4.14
	Hypothetical	$1,000.00	$1,020.63	0.84%	$4.21

* Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended June 30, 2006, and divided by the 365 days in the Fund’s fiscal year ending December 31, 2006 (to reflect the six-month period).

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This Page Intentionally Left Blank

Portfolio of Investments

as of June 30, 2006 (Unaudited)

Moody’s Rating	Principal Amount (000)		Description	Value (Note 1)

LONG-TERM INVESTMENTS 99.1%

ASSET BACKED SECURITIES 5.1%
Aaa	$362		ACE Securities Corp., Ser. 2006-HE2, Class A2D, 5.593%, 5/25/36	$362,549
Baa2	310	(h)	American Express Credit Account Master Trust, Ser. 2004-C, Class C, 5.699%, 2/15/12	311,194
Baa2	175		Ameriquest Mortgage Securities, Inc., Ser. 2001-2, Class M3, 7.272%, 10/25/31	175,245
AA+(f)	244		Amortizing Redsidential Collateral Trust, Ser. 2002-BC7, Class M2, 6.223%, 10/25/32	244,064
Baa2	740		Bank One Issuance Trust, Ser. 2003-C1, Class C1, 4.54%, 9/15/10	726,313
A2	559		CDC Mortgage Capital Trust, Ser. 2002-HE3, Class M2, 7.572%, 3/25/33	559,721
A1	600		Centex Home Equity, Ser. 2005-A, Class M4, 6.122%, 1/25/35	605,869
Baa2	1,630		Citibank Credit Card Issuance Trust, Ser. 2003-C4, Class C4, 5.00%, 6/10/15	1,532,827
Aaa	3,500		College Loan Corp.Trust, Ser. 2006-1, Class AIO, 10.00%, 7/25/08	698,633
Aa3	650		Countrywide Asset-Backed Certs., Ser. 2004-12, Class MV3, 5.982%, 3/25/35	657,882
A2	137		CS First Boston Mtge. Securities Corp., Ser. 2002-HE4, Class M2, 7.072%, 8/25/32	137,322
Aa2	520		Equity One ABS, Inc., Ser. 2004-3, Class M1, 5.70%, 7/25/34	510,855

See Notes to Financial Statements.

Dryden Total Return Bond Fund, Inc.	7

Portfolio of Investments

as of June 30, 2006 (Unaudited) Cont’d.

Moody’s Rating	Principal Amount (000)		Description	Value (Note 1)

Aa2	$640		First Franklin Mortgage Loan Asset Backed Certs., Ser. 2005-FF6, Class M2, 5.763%, 5/25/36	$644,693
Aaa	1,500		GSAMP Trust, Ser. 2006-HE3, Class A2D 5.572%, 5/25/46	1,499,957
Aaa	360		Home Equity Asset Trust, Ser. 2005-7, Class 2A4, 5.702%, 1/25/36	361,565
Aaa	800	(a)	Ixis Real Estate Capital Trust, Home Equity Loan, Ser. 2006-HE1 Class A4, 5.622%, 3/25/36	801,275
Aaa	750		Ser. 2006-HE2, Class A4, 5.582%, 8/25/36	749,978
BBB(f)	1,400	(h)	MBNA Master Credit Card Trust USA, Ser. 1999-J, Class C, 7.85%, 2/15/12	1,491,470
Aa2	542		Morgan Stanley ABS Capital I, Ser. 2003-HE1, Class M-1, 6.122%, 5/25/33	545,184
Aa3	550		Residential Asset Mortgage Products, Inc., Ser. 2004-RS12, Class MII2, 6.122%, 12/25/34	556,485
A2	438		Saxon Asset Securities Trust, Ser. 2002-2, Class M2, 6.473%, 8/25/32	440,808
Aa2	500		Ser. 2002-3, Class M1, 6.072%, 12/25/32	501,393
BBB(f)	346		Structured Asset Securities Corp., Ser. 2002-HF2, Class M3, 7.322%, 7/25/32	346,462
AAA(f)	390		Ser. 2005-RMS1, Class A3, 5.622%, 2/25/35	392,201

			Total asset backed securities	14,853,945

COLLATERALIZED MORTGAGE OBLIGATIONS 1.0%
Aaa	810		Countrywide Alternative Loan Trust, Pass-Thru Certs., Ser. 2004-18CB, Class 3A-1, 5.25%, 9/25/19	779,159

See Notes to Financial Statements.

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Moody’s Rating	Principal Amount (000)	Description	Value (Note 1)

Aaa	$634	Master Alternative Loan Trust, Ser. 2004-4, Class 4A-1, 5.00%, 4/25/19	$603,121
Aaa	1,311	Structured Adjustable Rate Mortgage Loan Trust, Ser. 2004-1, Class 4A-3, 4.17%, 2/25/34	1,275,183
Aaa	464	Washington Mutual, Inc., Ser. 2002-AR15, Class A-5, 4.38%, 12/25/32	452,122

		Total collateralized mortgage obligations	3,109,585

COMMERCIAL MORTGAGE BACKED SECURITIES 9.3%
AAA(f)	1,450	Banc of America Commercial Mortgage, Inc., Ser. 2005-1, Class ASB, 5.018%, 11/10/42	1,403,638
Baa2	650	Bear Stearns Commercial Mortgage Securities, Ser. 2001-TOP4, Class E, 6.47%, 11/15/33	661,069
Aaa	600	Ser. 2005-T18, Class AAB, 4.823%, 2/13/42	566,014
Aaa	800	Ser. 2005-T20, Class AAB, 5.287%, 10/12/42	773,997
Aaa	385	Citigroup Commercial Mortgage Trust, Ser. 2006-C4, Class A3, 5.7206%, 6/15/36	380,684
Aaa	3,300	Greenwich Capital Commercial Funding Corp., Ser. 2003-C1, Class A-4, 4.111%, 7/5/35	2,990,541
AAA(f)	715	GS Mortgage Securities Corp. II, Ser. 2006-GG6, Class AAB, 5.587%, 4/10/38	701,928
Aaa	1,500	J.P. Morgan Chase Commercial Mortgage Securities, Ser. 2003-CB6, Class A-2, 5.255%, 7/12/37	1,448,229
Aaa	1,740	Ser. 2003-ML1A, Class A-2, 4.767%, 3/12/39	1,641,699
Aaa	780	Ser. 2005-CB13, Class A-4, 5.472%, 1/12/43	750,111
Aaa	1,800	Ser. 2005-LDP2, Class ASB, 4.659%, 7/15/42	1,694,251

See Notes to Financial Statements.

Dryden Total Return Bond Fund, Inc.	9

Portfolio of Investments

as of June 30, 2006 (Unaudited) Cont’d.

Moody’s Rating	Principal Amount (000)		Description	Value (Note 1)

Aaa	$870		Ser. 2005-LDP4, Class A-4, 4.918%, 10/15/42	$810,386
Aaa	600		LB-UBS Commercial Mortgage Trust, Ser. 2002-C2, Class C, 5.696%, 7/15/35	597,526
Aaa	1,295		Ser. 2003-C8, Class A-3, 4.83%, 11/15/27	1,240,056
Aaa	1,100		Ser. 2004-C8, Class A-6, 4.799%, 12/15/29	1,024,739
Aaa	1,700		Ser. 2006-C4, Class A-4, 5.8996%, 6/15/38	1,707,438
Aaa	1,500		Merrill Lynch Mortgage Trust, Ser. 2004-KEY2, Class A-3, 4.615%, 8/12/39	1,406,535
Aaa	385		Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser. 2006-2, Class A4, 5.91%, 6/12/46	385,060
Aaa	342		Morgan Stanley Dean Witter Capital I, Ser. 2000-PRIN, Class A-3, 7.36%, 2/23/34	349,072
AAA(f)	1,805		PNC Mortgage Acceptance Corp., Ser. 1999-CM1, Class A1B, 7.33%, 12/10/32	1,878,986
AAA(f)	3,930		Wachovia Bank Commercial Mortgage Trust, Ser. 2003-C3, Class A-2, 4.867%, 2/15/35	3,730,295
AAA(f)	1,245		Ser. 2003-C9, Class A-3, 4.608%, 12/15/35	1,184,428

			Total commercial mortgage backed securities	27,326,682

CORPORATE BONDS 38.7%

Aerospace & Defense 0.5%
Baa2	1,500	(h)	BAE Systems Holdings, Inc., Notes, 5.20%, 8/15/15	1,396,694
Baa2	48		Raytheon Co., Notes, 4.50%, 11/15/07	47,124

				1,443,818

See Notes to Financial Statements.

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Moody’s Rating	Principal Amount (000)			Description	Value (Note 1)

Airlines 0.2%
Baa3		$7		Continental Airlines, Inc., Pass-Thru Certs., Ser. 01-1, 6.703%, 6/15/21	$7,395
Baa1		650		Southwest Airlines Co., Notes, 5.25%, 10/1/14	611,851

					619,246

Automotive 1.6%
A3		165		Auburn Hills Trust, Debs., 12.375%, 5/1/20	232,896
Baa3		215	(h)	Equus Cayman Finance Ltd. (Cayman Islands), Notes, 5.50%, 9/12/08	211,722
Ba2		800	(a)	Ford Motor Credit Co., Notes, 6.625%, 6/16/08	761,435
Ba1		1,980	(b)	General Motors Acceptance Corp., Notes, 6.125%, 9/15/06	1,977,076
Ba1	EUR	795		Unsub. Notes, Ser. E, MTN, 6.125%, 3/15/07	1,017,686
Baa3		$500	(h)	Hyundai Motor Manufacturing Alabama LLC, Gtd. Notes, 5.30%, 12/19/08	489,301
Baa1		70		Johnson Controls, Inc., Sr. Notes, 5.50%, 1/15/16	66,417

					4,756,533

Banking 3.2%
Baa1		2,750		Bank United Corp., Sub. Notes, 8.875%, 5/1/07	2,817,655
Baa1		650	(h)	Chuo Mitsui Trust & Banking Co. Ltd. (Japan), Sub. Notes, 5.506%, 12/31/49	592,759
Aa3		660		HSBC Finance Corp., Notes, 5.00%, 6/30/15	609,063
Aa3		160		Sr. Notes, 5.70%, 6/1/11	158,958

See Notes to Financial Statements.

Dryden Total Return Bond Fund, Inc.	11

Portfolio of Investments

as of June 30, 2006 (Unaudited) Cont’d.

Moody’s Rating	Principal Amount (000)		Description	Value (Note 1)

Baa2	$600	(h)	ICICI Bank, Ltd. (Singapore), Notes, 5.75%, 11/16/10	$581,107
Baa1	1,060	(b)(h)	Kazkommerts International BV (Netherlands), Gtd. Notes, 7.875%, 4/7/14	1,041,450
A2	490	(h)	Mizuho Financial Group Ltd. (Cayman Islands), Gtd. Notes, 5.79%, 4/15/14	479,715
Baa1	700	(h)	Resona Preferred Global Securities Ltd. (Cayman Islands), 5.85%, 9/29/49	651,262
Baa3	900	(b)(h)	7.191%, 12/30/49	902,781
A2	1,600	(b)(h)	Sumitomo Mitsui Banking Corp. (Japan), Notes, 5.625%, 7/15/49	1,492,186

				9,326,936

Brokerage 0.6%
Aa3	725		Goldman Sachs Group, Inc., Sr. Notes, 5.35%, 1/15/16	684,691
A1	1,050		Sub. Notes, 6.45%, 5/1/36	1,005,921

				1,690,612

Building Materials & Construction 1.0%
Baa3	855		American Standard, Inc., Gtd. Notes, 7.625%, 2/15/10	892,725
Baa2	700	(h)	Lennar Corp. Gtd. Notes, 6.50%, 4/15/16	678,353
Baa3	900		RPM International, Inc., Sr. Notes, 4.45%, 10/15/09	857,373
Baa3	495		Ryland Group, Inc., Sr. Notes, 5.375%, 6/1/08	487,475

				2,915,926

Cable 0.8%
Baa2	725		Comcast Cable Communications Holdings, Inc., Gtd. Notes, 6.45%, 3/15/37	680,982
Baa2	500		9.455%, 11/15/22	621,249

See Notes to Financial Statements.

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Moody’s Rating	Principal Amount (000)			Description	Value (Note 1)

B2		$1,000		CSC Holdings, Inc., Sr. Notes, 7.875%, 12/15/07	$1,012,499

					2,314,730

Capital Goods 1.3%
Ba1		980		Briggs & Stratton Corp., 8.875%, 3/15/11	1,058,400
Baa1		700	(h)	Erac USA Finance Co., Notes, 6.20%, 11/1/16	689,453
Baa2		625		FedEx Corp., Gtd. Notes, 7.25%, 2/15/11	658,817
B1		125	(h)	Hertz Corp., Sr. Notes, 8.875%, 1/1/14	128,125
A3		1,500		Rockwell Automation, Inc., Debs., 5.20%, 1/15/98	1,147,803
Baa3		205		Tyco International Group SA (Luxembourg), Gtd. Notes, 6.75%, 2/15/11	211,509

					3,894,107

Chemicals 2.5%
A3		250		Dow Chemical Co. (The), Debs., 7.375%, 11/1/29	277,661
B2		600		Huntsman International LLC, Gtd. Notes, 9.875%, 3/1/09	624,000
Ba3		550		11.625%, 10/15/10	607,750
Baa3		540		ICI Wilmington, Inc., Gtd. Notes, 4.375%, 12/1/08	521,136
B1		550	(b)	IMC Global, Inc., Debs., 6.875%, 7/15/07	548,625
Ba3		11		Notes, Ser. B, 10.875%, 6/1/08	11,715
Ba3		195		Sr. Notes, 10.875%, 8/1/13	216,938
B2	EUR	400	(h)	Ineos Group Holdings PLC 7.875%, 2/15/16	477,086
Baa3		$450		Lubrizol Corp., Debs., 6.50%, 10/1/34	430,379
Baa3		200		Notes, 5.875%, 12/1/08	199,547

See Notes to Financial Statements.

Dryden Total Return Bond Fund, Inc.	13

Portfolio of Investments

as of June 30, 2006 (Unaudited) Cont’d.

Moody’s Rating	Principal Amount (000)		Description	Value (Note 1)

Baa3	$1,100		Sr. Notes, 4.625%, 10/1/09	$1,059,120
B1	443		Lyondell Chemical Co., Gtd. Notes, 9.50%, 12/15/08	455,183
A-(f)	1,025		Monsanto Co., Sr. Notes, 5.50%, 8/15/25	929,272
Ba2	850		Union Carbide Corp., Debs., 7.50%, 6/1/25	863,812

				7,222,224

Electric 3.9%
Baa2	750		CenterPoint Energy Houston Electric LLC, 5.70%, 3/15/13	736,502
B1	640		CMS Energy Corp., Sr. Notes, 8.90%, 7/15/08	665,600
Baa3	250	(b)	Consumers Energy Co., First Mortgage Bonds, Ser. B, 5.375%, 4/15/13	239,918
Baa2	200		Dominion Resources Inc., Sr. Unsec., 5.15%, 7/15/15	183,842
Baa2	800		Duke Capital LLC, Sr. Notes, 4.331%, 11/16/06	796,499
B1	360		Edison Mission Energy, Sr. Notes, 7.73%, 6/15/09	363,600
B1	600	(h)	7.75%, 6/15/16	589,500
Baa3	750		El Paso Electric Co., Sr. Unsec., 6.00%, 5/15/35	683,354
Ba1	185		Empresa Nacional de Electricidad S.A. (Chile), Notes, 8.35%, 8/1/13	199,163
Baa2	500		Energy East Corp., Notes, 6.75%, 6/15/12	516,749
Baa2	15		6.75%, 9/15/33	14,907
Ba1	1,000	(b)	Enersis S.A. (Chile), Notes, 7.375%, 1/15/14	1,012,368
Baa2	125		Exelon Corp., Notes, 4.90%, 6/15/15	114,137
Baa3	450		FirstEnergy Corp., Notes, Ser. A, 5.50%, 11/15/06	449,466
Baa3	250		Notes, Ser. C, 7.375%, 11/15/31	268,213

See Notes to Financial Statements.

14	Visit our website at www.jennisondryden.com

Moody’s Rating	Principal Amount (000)		Description	Value (Note 1)

A1	$400	(h)	Korea East-West Power Co. Ltd. (South Korea), Sr. Unsub. Notes, 4.875%, 4/21/11	$381,464
Baa3	1,000		NiSource Finance Corp., Gtd. Notes, 5.45%, 9/15/20	902,615
A2	400		Northern State Power Co., First Mtge. Bonds, Ser. B, 8.00%, 8/28/12	444,081
Baa3	1,500		PSEG Funding Trust II, Notes, 5.381%, 11/16/07	1,489,205
Ba2	235	(a)	TECO Energy, Inc., Sr. Notes, 7.50%, 6/15/10	239,700
Ba1	400		TXU Corp., Notes, 4.446%, 11/16/06	397,610
Baa1	775		Xcel Energy, Inc., Sr. Notes, 3.40%, 7/1/08	739,415

				11,427,908

Energy – Other 1.4%
Baa1	775	(h)	GS Caltex Corp., Bonds, 7.75%, 7/25/11	829,503
Baa1	135		Halliburton Co., Notes, 5.50%, 10/15/10	133,724
Ba2	1,500		Kerr-McGee Corp., Sec’d. Notes, 5.875%, 9/15/06	1,499,479
A3	900		Occidental Petroleum Corp., Notes, MTN, 4.25%, 3/15/10	860,108
Baa2	1,000		Talisman Energy, Inc. (Canada), Notes, 5.125%, 5/15/15	931,424

				4,254,238

Foods 1.0%
Baa1	1,000	(h)	HJ Heinz Co., Notes, 6.428%, 12/1/08	1,015,989
A3	120		Kraft Foods, Inc., Sr. Unsec. Notes, 5.625%, 11/1/11	118,197
Baa2	500		Kroger Co. (The), Gtd. Notes, 6.75%, 4/15/12	513,310
Baa3	375		Tyson Foods, Inc., Sr. Notes, 7.25%, 10/1/06	376,124

See Notes to Financial Statements.

Dryden Total Return Bond Fund, Inc.	15

Portfolio of Investments

as of June 30, 2006 (Unaudited) Cont’d.

Moody’s Rating	Principal Amount (000)		Description	Value (Note 1)

Baa3	$425		Sr. Unsec., 6.60%, 4/1/16	$415,422
Baa2	420		Yum! Brands, Inc., Sr. Notes, 8.875%, 4/15/11	467,772

				2,906,814

Gaming 0.7%
Baa3	375		Harrah’s Operating Co., Inc., Gtd. Notes, 5.75%, 10/1/17	341,619
Baa3	500		7.125%, 6/1/07	504,479
Baa3	580		Notes, 6.50%, 6/1/16	565,143
Ba3	4	(b)	Mandalay Resort Group, Sr. Sub. Notes, 9.375%, 2/15/10	4,210
Ba2	750	(h)	MGM Mirage, Inc., Sr. Notes, 6.875%, 4/1/16	700,312

				2,115,763

Health Care Insurance 0.6%
Ba1	1,100		Coventry Health Care, Inc., Sr. Notes, 6.125%, 1/15/15	1,045,784
Baa1	500		WellPoint, Inc., 5.00%, 12/15/14	465,046
Baa1	400		5.85%, 1/15/36	357,432

				1,868,262

Health Care & Pharmaceutical 1.0%
Baa2	755		Cardinal Health, Inc., Unsub., 5.85%, 12/15/17	719,874
Ba2	575		HCA, Inc., Notes, 7.69%, 6/15/25	543,369
Ba2	300		8.36%, 4/15/24	300,239
Aa3	65		Merck & Co., Inc., Debs., 5.95%, 12/1/28	60,715
Baa1	1,210		Wyeth, Unsub., 6.45%, 2/1/24	1,212,452

				2,836,649

See Notes to Financial Statements.

16	Visit our website at www.jennisondryden.com

Moody’s Rating	Principal Amount (000)		Description	Value (Note 1)

Insurance 0.7%
A1	$245		Allstate Corp. (The), Sr. Notes, 5.55%, 5/9/35	$214,052
A1	920		5.95%, 4/1/36	845,457
Aa2	575		American International Group, Inc., Notes, 4.25%, 5/15/13	522,687
Aa2	40	(h)	5.05%, 10/1/15	37,316
A3	500		Everest Reinsurance Holdings, Inc., Notes, 5.40%, 10/15/14	467,763
A3	25		XL Capital Ltd. (Cayman Islands), Sr. Notes, 5.25%, 9/15/14	23,052

				2,110,327

Lodging 0.3%
A3	225		Carnival PLC (United Kingdom), Notes, 7.30%, 6/1/07	227,603
Ba1	780		Starwood Hotels & Resorts Worldwide, Inc., Gtd. Notes, 7.375%, 5/1/07	784,875

				1,012,478

Media & Entertainment 1.4%
Baa3	110		CBS Corp., Gtd. Notes, 7.875%, 7/30/30	115,441
Baa3	1,055		Clear Channel Communications, Inc., 8.00%, 11/1/08	1,096,884
Baa2	260		Historic TW, Inc., 9.15%, 2/1/23	308,327
B2	600	(h)	Intelsat Ltd. (Bermuda), 9.25%, 6/15/16	619,500
			Viacom Inc., Sr. Notes,
Baa3	700	(h)	5.75%, 4/30/11	687,553
Baa3	1,200	(h)	6.25%, 4/30/16	1,164,898

				3,992,603

Metals 0.5%
Baa3	525		Noranda, Inc., Notes, 6.20%, 6/15/35	464,406
Ba3	740		Oregon Steel Mills, Inc., Gtd. Notes, 10.00%, 7/15/09	777,000

See Notes to Financial Statements.

Dryden Total Return Bond Fund, Inc.	17

Portfolio of Investments

as of June 30, 2006 (Unaudited) Cont’d.

Moody’s Rating	Principal Amount (000)			Description	Value (Note 1)

Baa2		$400	(h)	Southern Copper Corp., Notes, 7.50%, 7/27/35	$381,892

					1,623,298

Non Captive Finance 3.0%
Baa3		922	(h)	Alfa Diversified Payment Rights Finance Co., SA, 6.53%, 3/15/11	919,657
Aaa		1,100		Berkshire Hathaway Finance Corp., Gtd. Notes, 4.75%, 5/15/12	1,041,545
B3		1,750	(h)	Dow Jones CDX High Yield, Ser. 5-T3, 8.25%, 12/29/10	1,740,156
B3		1,000	(b)(h)	Ser. 6-T1, 8.625%, 6/29/11	981,250
Aaa	AUD	1,090		GE Capital Australia Funding Pty. Ltd., MTN, 6.00%, 4/15/15	782,592
Aaa		$1,100	(g)(h)	Preferred Term Securities Ltd. (Cayman Islands), Sr. Notes, 5.68%, 7/3/33	1,108,250
Baa3		1,000		Residential Capital Corp., Sr. Unsec., 6.375%, 6/30/10	986,391
Baa3		1,230		Sr. Notes, 6.50%, 4/17/13	1,207,056

					8,766,897

Non-Corporate 1.1%
BB+(f)		420		Gazprom OAO (Russia), Sec.’d. Notes, 10.50%, 10/21/09	469,476
B1		515		National Power Corp. (Philippines), 9.625%, 5/15/28	545,996
Baa1		600		Pemex Project Funding Master Trust, Gtd. Notes, 8.00%, 11/15/11	634,200
A1		1,530	(h)	Petronas Capital Ltd. (Malaysia), Gtd. Notes, 7.00%, 5/22/12	1,603,935

					3,253,607

See Notes to Financial Statements.

18	Visit our website at www.jennisondryden.com

Moody’s Rating	Principal Amount (000)		Description	Value (Note 1)

Paper 0.5%
B2	$13		Jefferson Smurfit Corp., Gtd. Notes, 8.25%, 10/1/12	$12,188
Baa2	1,400	(h)	Stora Enso OYJ, 7.25%, 4/15/36	1,366,607
Baa2	115		Weyerhaeuser Co., Debs., 7.375%, 3/15/32	116,428

				1,495,223

Pipelines & Other 1.0%
Baa3	500		Atmos Energy Corp., Notes, 4.00%, 10/15/09	471,605
Baa3	900		Enterprise Products Operating LP, Sr. Notes, 4.00%, 10/15/07	875,681
Baa2	1,500		Oneok, Inc., Sr. Unsec. Notes, 5.51%, 2/16/08	1,490,281

				2,837,567

Real Estate Investment Trusts 0.4%
Baa3	500		Equity One, Inc., Gtd. Notes, 3.875%, 4/15/09	472,277
Baa3	665		Post Apartment Homes LP, Sr. Notes, 5.45%, 6/1/12	633,027

				1,105,304

Retailers 1.7%
Baa3	2,400		Gap, Inc. (The), Notes, 6.90%, 9/15/07	2,414,708
Aa3	2,000		Home Depot, Inc., Sr. Notes, 5.20%, 3/1/11	1,963,526
			May Department Stores Co. (The), Notes,
Baa1	215		6.65%, 7/15/24	210,581
Baa1	285		6.70%, 7/15/34	278,310

				4,867,125

Technology 2.6%
Ba1	650		Certegy, Inc., Notes, 4.75%, 9/15/08	605,738
Baa1	375		Equifax, Inc., Notes, 4.95%, 11/1/07	369,390

See Notes to Financial Statements.

Dryden Total Return Bond Fund, Inc.	19

Portfolio of Investments

as of June 30, 2006 (Unaudited) Cont’d.

Moody’s Rating	Principal Amount (000)		Description	Value (Note 1)

A2	$525	(b)	First Data Corp., Sr. Notes, 4.95%, 6/15/15	$486,915
A1	750		International Business Machines Corp., Debs., 8.375%, 11/1/19	904,733
Baa3	400		Jabil Circuit, Inc., Sr. Notes, 5.875%, 7/15/10	396,682
			Motorola, Inc., Notes,
Baa2	725		4.608%, 11/16/07	714,566
Baa2	38		7.625%, 11/15/10	40,693
Ba2	275		Seagate Technology, HDD Holdings, (Cayman Islands), Gtd. Notes, 8.00%, 5/15/09	281,875
B2	440	(h)	Sensata Technologies BV (Netherlands), Sr. Notes, 8.00%, 5/1/14	424,600
Ba1	1,525		Sun Microsystems, Inc., Sr. Notes, 7.50%, 8/15/06	1,528,668
Ba2	1,850		Xerox Corp., Sr. Unsec., 6.40%, 3/15/16	1,745,938

				7,499,798

Telecommunications 4.4%
A2	375	(h)	ALLTEL Ohio LP, Gtd. Notes, 8.00%, 8/15/10	401,775
A2	600	(a)	AT&T Corp., Sr. Notes, 8.00%, 11/15/31	688,862
A2	690		BellSouth Corp., Notes, 4.20%, 9/15/09	657,816
Baa2	505		Cingular Wireless Services, Inc., Notes, 8.125%, 5/1/12	555,720
Baa2	575		Sr. Notes, 8.75%, 3/1/31	704,964
Ba3	565		Citizens Communications Co., Sr. Notes, 7.625%, 8/15/08	577,713
Ba3	400		9.00%, 8/15/31	405,000
Baa3	1,600		Embarq Corp., 7.082%, 6/1/16	1,591,210
Baa2	1,510		Sprint Capital Corp., Gtd. Notes, 4.78%, 8/17/06	1,508,268
Baa2	310		8.75%, 3/15/32	373,830

See Notes to Financial Statements.

20	Visit our website at www.jennisondryden.com

Moody’s Rating	Principal Amount (000)			Description	Value (Note 1)

Baa1		$1,150		Telecom de Puerto Rico, Inc. (Puerto Rico), Gtd. Notes, 6.80%, 5/15/09	$1,166,772
Baa2		140		Telecom Italia Capital (Luxembourg), 4.95%, 9/30/14	125,336
Baa2		320		5.25%, 10/1/15	289,640
Baa1		1,400		Telefonica Emisiones (Spain), 6.421%, 6/20/16	1,397,095
Baa2		1,310		TELUS Corp. (Canada), Notes, 7.50%, 6/1/07	1,329,172
Baa2		500		8.00%, 6/1/11	541,450
A3		30		Verizon Global Funding Corp., Bonds, 5.85%, 9/15/35	26,098
Ba3		580	(h)	Windstream Corp., 8.625%, 8/1/16	593,050

					12,933,771

Tobacco 0.8%
Baa2		325		Altria Group, Inc., 7.65%, 7/1/08	336,121
Baa2		220		7.75%, 1/15/27	246,857
BB(f)		1,200	(h)	RJ Reynolds Tobacco Holdings, Inc., Notes, 6.50%, 7/15/10	1,161,000
Ba2		600	(h)	7.625%, 6/1/16	586,500

					2,330,478

				Total corporate bonds	113,422,242

FOREIGN GOVERNMENT OBLIGATIONS 7.7%
Aaa	AUD	725		Australian Government, Ser. 415, 6.25%, 4/15/15	556,111
Ba3		$1,500	(b)	Brazilian Government International Bond, 9.25%, 10/22/10	1,653,750
Ba3	BRL	1,250	(b)	12.50%, 1/5/16	565,585
Aaa	CAD	910		Canadian Treasury Bill, Zero, 2/22/07	792,408
Baa3		$62		Croatian Government Bond, 5.625%, 7/31/06	61,958
Aaa	EUR	1,400		Deutsche Bundesrepublik, 4.00%, 1/4/37	1,697,054

See Notes to Financial Statements.

Dryden Total Return Bond Fund, Inc.	21

Portfolio of Investments

as of June 30, 2006 (Unaudited) Cont’d.

Moody’s Rating	Principal Amount (000)			Description	Value (Note 1)

B3		$630		Federal Republic of Argentina, 3.00%, 4/30/13	$449,190
B3		875		4.889%, 8/3/12	809,154
A1	HUF	722,860		Hungary Government Bond, 8.00%, 2/12/15	3,248,073
Baa1	MXN	19,500		Mexican Fixed Rate Bond, 9.00%, 12/20/12	1,737,097
Ba1		$504		Panama Government International Bonds, 5.5625%, 7/17/14	503,682
Ba1		310		9.375%, 7/23/12	345,650
Ba3		644		Peru Government International Bond, 5.00%, 3/7/17	615,516
A2	PLZ	8,825		Poland Government Bond, Ser. 1015, 6.25%, 10/24/15	2,884,929
Baa2		$564	(h)	Russian Government International Bond, 8.25%, 3/31/10	586,321
A2		5,480		South Africa Government Bonds, 13.00%, 8/31/10	880,377
A2	ZAR	2,680		13.50%, 9/15/15	486,627
Aaa	SEK	14,780		Sweden Government Bond, Ser. 1041, 6.75%, 5/5/14	2,432,203
Baa1		$1,815		United Mexican States, 8.375%, 1/14/11	1,978,350
B3		160		Uruguay Government International Bond, 7.25%, 2/15/11	159,600

				Total foreign government obligations	22,443,635

MORTGAGE BACKED SECURITIES 33.7%
		1,357		Federal Home Loan Mortgage Corp. 4.50%, 2/1/19 - 7/1/19	1,283,038
		4,014		5.00%, 12/1/19 - 5/1/34	3,821,182
		2,000		5.00%, TBA	1,867,500
		1,331		5.262%, 12/1/35	1,297,673
		2,847		5.50%, 10/1/33 - 7/1/34	2,748,219
		1,938		6.00%, 11/1/33	1,914,222
		886		6.50%, 8/1/32 - 11/1/33	893,645
		486		7.00%, 9/1/32	498,134
		1,144		Federal National Mortgage Association 4.00%, 5/1/19	1,056,457
		9,066		4.50%, 6/1/18 - 8/1/33	8,501,735
		11,762	(e)	5.00%, 1/1/19 - 7/1/33	11,083,350
		5,000		5.00%, TBA	4,814,060
		17,169	(e)	5.50%, 1/1/17 - 2/1/34	16,576,623
		12,500		5.50%, TBA	12,045,776

See Notes to Financial Statements.

22	Visit our website at www.jennisondryden.com

Moody’s Rating	Principal Amount (000)		Description	Value (Note 1)

	$10,986	(e)	6.00%, 9/1/17 - 2/1/35	$10,867,940
	4,500		6.00%, TBA	4,428,279
	4,524		6.50%, 12/1/17 - 11/1/33	4,573,266
	389		7.00%, 3/1/32 - 5/1/32	398,308
			Government National Mortgage Association
	4,629		5.50%, 6/20/35	4,469,934
	2,500		5.50%, TBA	2,422,655
	753		6.00%, 3/15/33	748,022
	2,347		6.50%, 9/15/32 - 11/15/33	2,377,850

			Total mortgage backed securities	98,687,868

STRUCTURED NOTES 0.4%
B1	1,300	(b)(h)	TRAINS, Sec’d. Notes, Zero, 5/1/16	1,274,000

U.S. GOVERNMENT AGENCY OBLIGATIONS 0.1%
	335		Tennessee Valley Authority, Ser. B, 5.88%, 4/1/36	347,108

U.S. GOVERNMENT TREASURY SECURITIES 3.1%
			United States Treasury Bonds,
	855	(b)	5.375%, 2/15/31	869,762
	490		8.00%, 11/15/21	626,664
	4,815		United States Treasury Inflation Index, 3.875%, 1/15/09	4,987,259
			United States Treasury Notes,
	1,143		4.875%, 5/31/11	1,131,392
	895		5.125%, 5/15/16	893,951
	1,140		United States Treasury Principal Strip, 2/15/19	587,056

				9,096,084

			Total long-term investments (cost $298,364,860)	290,561,149

Shares

SHORT-TERM INVESTMENTS 12.4%

AFFILIATED MUTUAL FUNDS
			Dryden Core Investment Fund—Short Term Bond Series
	1,339,180		(cost $13,391,866)(d)	13,405,189
			Dryden Core Investment Fund—Taxable Money Market Series
	22,920,970		(cost $22,920,970; includes $9,779,698 of cash collateral received for securities on loan)(c)(d) (Note 3)	22,920,970

			Total short-term investments (cost $36,312,836)	36,326,159

See Notes to Financial Statements.

Dryden Total Return Bond Fund, Inc.	23

Portfolio of Investments

as of June 30, 2006 (Unaudited) Cont’d.

Contracts		Description	Value (Note 1)

OUTSTANDING OPTION PURCHASED(a)
		Call Option
		U.S. Treasury Notes Futures, expiring 9/18/06 @ $95.25
	33	(cost $38,346)	$206

		Total Investments, Before Outstanding Option Written 111.5% (cost $334,716,042)	326,887,514

OUTSTANDING OPTION WRITTEN(a)
		Call Option
		U.S. Treasury Notes Futures, expiring 9/18/06 @ $95.75
	33	(premium received $17,417)	(206)

		Total Investments, Net of Outstanding Option Written 111.5% (cost $334,698,625; Note 5)	326,887,308
		Liabilities in excess of other assets(i) (11.5%)	(33,831,422)

		Net Assets 100.0%	$293,055,886

The following abbreviations are used in portfolio descriptions:

AUD—Australian Dollar

BRL—Brazilian Real

CAD—Canadian Dollar

EUR—Euro

HUF—Hungarian Forint

MTN—Medium Term Note

MXN—Mexican Peso

PLZ—Polish Zloty

SEK—Swedish Krona

TBA—To Be Announced Security

TRAINS—Targeted Return Index Securities

ZAR—South African Rand

Unless otherwise stated, principal amounts are denominated in U.S. dollars.

(a)	All or portion of security segregated as collateral for financial futures contracts.
(b)	All or portion of security is on loan. The aggregate market value of such securities is $9,627,731; cash collateral of $9,779,698 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(c)	Represents security or portion thereof, purchased with cash collateral received for securities on loan.
(d)	Prudential Investments LLC, the manager of the Funds, also serves as manager of the Dryden Core Investment Fund—Short Term Bond Series and Dryden Core Investment Fund—Taxable Money Market Series.
(e)	All or a portion of security segregated as collateral for TBA securities.
(f)	Standard & Poor’s rating.
(g)	Indicates securities that have been deemed illiquid.

See Notes to Financial Statements.

24	Visit our website at www.jennisondryden.com

(h)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
(i)	Liabilities in excess of other assets include net unrealized appreciation (depreciation) on financial futures, swaps and foreign currency contracts as follows:

Open futures contracts outstanding at June 30, 2006:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2006	Unrealized Appreciation/ (Depreciation)
	Long Positions:
22	Eurodollar 90 Day	Sept. 06	$5,201,392	$5,193,100	$(8,292)
40	EURO - BOBL	Sept. 06	5,612,660	5,582,288	(30,372)
45	U.S. 5 Year Note (CBT)	Sept. 06	4,657,813	4,653,281	(4,532)
103	U.S. Long Bond (CBT)	Sept. 06	11,016,918	10,985,594	(31,324)
18	EURO Yen	Mar. 07	3,899,660	3,897,981	(1,679)

					$(76,199)

	Short Positions:
5	EURO Bond	Sept. 06	$747,240	$737,500	$9,740
60	U.S. 2 Year Note (CBT)	Sept. 06	12,193,015	12,166,875	26,140
156	U.S. 10 Year Note (CBT)	Sept. 06	16,425,384	16,358,063	67,321

					103,201

					$27,002

See Notes to Financial Statements.

Dryden Total Return Bond Fund, Inc.	25

Portfolio of Investments

as of June 30, 2006 (Unaudited) Cont’d.

Credit default swap agreements outstanding at June 30, 2006:

Counterparty	Termination Date	Notional Amount (000)	Fixed Rate	Underlying Bond	Unrealized Appreciation/ (Depreciation)
Morgan Stanley Capital Services(a)	12/20/2014	$1,500	1.17%	Nextel Communications, Inc., 7.375%, 8/1/15	$56,586
Morgan Stanley Capital Services(a)	6/20/2009	1,000	0.82%	Tyco International Group SA, 6.00%, 11/15/13	15,612
Morgan Stanley Capital Services(a)	9/20/2015	1,000	0.57%	Dow Chemical Co., 6.00%, 10/1/12	15,170
Morgan Stanley Capital Services(b)	12/20/2009	800	0.60%	RPM International, Inc., 6.25%, 12/15/13	(3,565)
Morgan Stanley Capital Services(b)	12/20/2009	100	0.75%	RPM International, Inc., 6.25%, 12/15/13	(922)

					$82,881

(a)	The Fund receives the fixed rate and pays the counterparty par in the event that the underlying bond defaults.
(b)	The Fund pays the fixed rate and receives from the counterparty par in the event that the underlying bond defaults.

See Notes to Financial Statements.

26	Visit our website at www.jennisondryden.com

Forward Foreign currency exchange contracts outstanding at June 30, 2006:

Foreign Currency Contract	Payable at Statement Date	Value at June 30, 2006	Unrealized Appreciation/ (Depreciation)

Sold:
Australian Dollar Expiring 7/19/06	$1,360,709	$1,366,655	$(5,946)
Canadian Dollar Expiring 04/12/06	796,170	789,270	6,900
EURO Expiring 7/25/06	3,264,408	3,301,894	(37,486)
Hungarian Forint Expiring 7/24/06	3,492,775	3,474,570	18,205
Mexican Nuevo Peso Expiring 7/13/06	2,136,477	2,146,156	(9,679)
New Zealand Dollar Expiring 7/19/06	722,288	705,771	16,517
Polish Zloty Expiring 7/24/06	3,026,070	3,080,358	(54,288)
South African Rand Expiring 7/26/06	1,444,282	1,470,733	(26,451)
Swedish Krona Expiring 7/24/06	1,681,616	1,712,054	(30,438)
Expiring 7/24/06	365,200	372,822	(7,622)

			(130,288)

Purchased:
Mexican Nuevo Peso Expiring 7/13/06	657,198	661,217	4,019
New Zealand Dollar Expiring 7/19/06	704,104	705,771	1,667

			5,686

			$(124,602)

See Notes to Financial Statements.

Dryden Total Return Bond Fund, Inc.	27

Portfolio of Investments

as of June 30, 2006 (Unaudited) Cont’d.

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2006 was as follows:

Mortgage Backed Securities	33.7%
Affiliated Mutual Funds (including 3.3% of collateral received for securities on loan)	12.4
Commercial Mortgage Backed Securities	9.3
Foreign Government Obligations	7.7
Asset Backed Securities	5.1
Telecommunications	4.4
Electric	3.9
Banking	3.2
U.S. Government Treasury Securities	3.1
Non-Captive Finance	3.0
Technology	2.6
Chemicals	2.5
Retailers	1.7
Automotive	1.6
Energy—Other	1.4
Media & Entertainment	1.4
Capital Goods	1.3
Non-Corporate	1.1
Building Materials & Construction	1.0
Collateralized Mortgage Obligations	1.0
Foods	1.0
Health Care & Pharmaceutical	1.0
Pipelines & Other	1.0
Cable	0.8
Tobacco	0.8
Gaming	0.7
Insurance	0.7
Brokerage	0.6
Health Care Insurance	0.6
Aerospace & Defense	0.5
Metals	0.5
Paper	0.5
Real Estate Investment Trusts	0.4
Structured Notes	0.4
Lodging	0.3
Airlines	0.2
U.S. Government Agency Obligations	0.1

111.5
Liabilities in excess of other assets	(11.5)

100.0%

See Notes to Financial Statements.

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Financial Statements

(Unaudited)

JUNE 30, 2006	SEMIANNUAL REPORT

Dryden Total Return Bond Fund, Inc.

Statement of Assets and Liabilities

as of June 30, 2006 (Unaudited)

Assets
Investments, at value including securities on loan of $9,627,731:
Unaffiliated investments (cost $298,403,206)	$290,561,355
Affiliated investments (cost $36,312,836)	36,326,159
Foreign currency, at value (cost $60,971)	60,522
Receivable for investments sold	22,429,276
Dividends and interest receivable	3,085,457
Receivable for Fund shares sold	1,000,946
Unrealized appreciation on credit default swaps	87,368
Unrealized appreciation on forward currency contracts	47,308
Due from broker—variation margin	23,878
Prepaid expenses	3,246

Total assets	353,625,515

Liabilities
Payable for investments purchased	48,897,888
Payable to broker for collateral for securities on loan (Note 4)	9,779,698
Payable for Fund shares reacquired	559,829
Income distribution payable	335,459
Accrued expenses	251,346
Transfer agent fee payable	192,970
Unrealized depreciation on forward currency contracts	171,910
Management fee payable	120,427
Payable to custodian	113,206
Distribution fee payable	110,392
Deferred trustees’ fees	31,811
Unrealized depreciation on credit default swaps	4,487
Outstanding option written (premium received $17,417)	206

Total liabilities	60,569,629

Net Assets	$293,055,886

Net assets were comprised of:
Common stock, at par	$23,938
Paid-in capital in excess of par	317,861,081

317,885,019
Distributions in excess of net investment income	(613,844)
Accumulated net realized loss on investments and foreign currency transactions	(16,351,333)
Net unrealized depreciation on investments and foreign currencies	(7,863,956)

Net assets June 30, 2006	$293,055,886

See Notes to Financial Statements.

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Class A
Net asset value and redemption price per share ($194,571,126 ÷ 15,890,379 shares of common stock issued and outstanding)	$12.24
Maximum sales charge (4.50% of offering price)	.58

Maximum offering price to public	$12.82

Class B
Net asset value, offering price and redemption price per share ($74,766,548 ÷ 6,109,029 shares of common stock issued and outstanding)	$12.24

Class C
Net asset value, offering price and redemption price per share ($12,220,708 ÷ 998,464 shares of common stock issued and outstanding)	$12.24

Class Z
Net asset value, offering price and redemption price per share ($ 11,497,504 ÷ 940,503 shares of common stock issued and outstanding)	$12.22

See Notes to Financial Statements.

Dryden Total Return Bond Fund, Inc.	31

Statement of Operations

Six Months Ended June 30, 2006 (Unaudited)

Net Investment Income
Income
Unaffiliated interest income (net of foreign withholding taxes of $10,664)	$7,860,565
Affiliated dividend income	753,173
Affiliated income from securities loaned, net	19,770

Total income	8,633,508

Expenses
Management fee	746,973
Distribution fee—Class A	229,140
Distribution fee—Class B	417,561
Distribution fee—Class C	49,167
Transfer agent’s fee and expenses (including affiliated expense of $301,000)	318,000
Reports to shareholders	53,000
Custodian’s fees and expenses	50,000
Registration fees	31,000
Legal fees and expenses	15,000
Audit fee	11,000
Insurance	10,000
Directors’ fees	8,000
Miscellaneous	5,121

Total expenses	1,943,962

Net investment income	6,689,546

Realized And Unrealized Gain (Loss) On Investments And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions	(2,071,645)
Foreign currency transactions	325,592
Financial futures transactions	(78,320)
Short sales transactions	28,906
Swaps	17,419

(1,778,048)

Net change in unrealized appreciation (depreciation) on:
Investments	(7,923,819)
Foreign currencies	(256,001)
Financial futures contracts	(188,390)
Swaps	(97,491)
Written options	3,713

(8,461,988)

Net loss on investments and foreign currency transactions	(10,240,036)

Net Decrease In Net Assets Resulting From Operations	$(3,550,490)

See Notes to Financial Statements.

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Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended June 30, 2006	Year Ended December 31, 2005
Increase (Decrease) In Net Assets
Operations
Net investment income	$6,689,546	$11,923,907
Net realized gain (loss) on investments and foreign currency transactions	(1,778,048)	3,521,659
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(8,461,988)	(8,474,329)

Net increase (decrease) in net assets resulting from operations	(3,550,490)	6,971,237

Dividends from net investment income (Note 1)
Class A	(4,419,839)	(6,913,394)
Class B	(1,684,922)	(4,138,096)
Class C	(282,526)	(642,070)
Class Z	(485,363)	(1,203,726)

	(6,872,650)	(12,897,286)

Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	50,655,816	75,720,866
Net asset value of shares issued in reinvestment of dividends	5,714,344	11,184,923
Cost of shares reacquired	(52,915,988)	(122,512,306)

Net increase (decrease) in net assets from Fund share transactions	3,454,172	(35,606,517)

Total decrease	(6,968,968)	(41,532,566)

Net Assets
Beginning of period	300,024,854	341,557,420

End of period	$293,055,886	$300,024,854

See Notes to Financial Statements.

Dryden Total Return Bond Fund, Inc.	33

Notes to Financial Statements

(Unaudited)

Dryden Total Return Bond Fund, Inc. (the “Fund”), incorporated in Maryland on September 1, 1994, is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund’s investment objective is total return. The Fund seeks to achieve its objective through a mix of current income and capital appreciation as determined by the Fund’s investment adviser. This means we invest at least 80% of the Fund’s investable assets in debt securities, including U.S. Government securities, mortgage-related securities, corporate securities and foreign securities. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic developments in a specific industry, or region.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation: Securities listed on a securities exchange other than options on securities and indices are valued at the last sales price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and ask prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the official closing price provided by Nasdaq. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”) in consultation with the subadviser, to be over-the-counter, are valued at market value by an independent pricing agent or principal market maker. Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Securities for which reliable market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Fund’s normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. When determining the fair valuation of securities, some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the

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issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values. As of June 30, 2006, there were no securities valued in accordance with such procedures.

Investments in mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term securities which mature in 60 days or less are valued at amortized cost which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchased and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities which mature in more than 60 days are valued at current market quotations.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities—at the current rates of exchange;

(ii) purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the fiscal period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term securities held at the end of the fiscal period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the fiscal period. Accordingly, realized foreign currency gains or losses are included in the reported net realized gains or losses on investment transactions.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the holding of foreign currencies, currency gains or

Dryden Total Return Bond Fund, Inc.	35

Notes to Financial Statements

(Unaudited) Cont’d

losses realized between the trade and settlement date on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currencies.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability or the level of governmental supervision and regulation of foreign securities markets.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain or loss. When the contract expires or is closed, the gain or loss is realized and is presented in the Statement of Operations as net realized gain or loss on financial futures transactions.

The Fund invests in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates or market conditions. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets.

Forward Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The Fund enters into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings or on specific

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receivables and payables denominated in a foreign currency. The contracts are valued daily at current forward exchange rates and any unrealized gain or loss is included in net unrealized appreciation (depreciation) on foreign currencies. Gain or loss is realized on the settlement date of the contract equal to the difference between the trade date and settlement value. This gain or loss, if any, is included in net realized gain or loss on foreign currency transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

Financial futures contracts, forward currency contracts and swaps involve elements of both market and credit risk in excess of the amounts reflected in the Statement of Assets and Liabilities.

The Fund is subject to the risk that the market value of the securities it is obligated to repurchase under the agreement decline below the repurchase price.

Options: The Fund may either purchase of write options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates with respect to securities, which the Fund currently owns or intends to purchase. The Fund’s principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When a Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When a Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, a Fund realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost basis of the purchase in determining whether the Fund has realized a gain or loss. The difference between the premium and the amount received or paid on effecting a closing purchase or sale transaction is also treated as a realized gain or loss. Gain or loss on purchased options is included in net realized gain or loss on investment transactions. Gain or loss on written options is presented separately as net realized gain or loss on options written.

The Fund, as writer of an option, may have no control over whether the underlying securities may be sold (called) or purchased (put). As a result, the Fund bears the market risk of an unfavorable change in the price of the security underlying the written option. The Funds, as purchaser of an option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts.

Dryden Total Return Bond Fund, Inc.	37

Notes to Financial Statements

(Unaudited) Cont’d

Restricted Securities: The Fund may hold up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Certain issues of restricted securities held by the Fund at June 30, 2006 include registration rights under which the Fund may demand registration by the issuer, of which the Fund may bear the cost of such registration. Restricted securities, sometimes referred to as private placements, are valued pursuant to the valuation procedures noted above.

Swaps: The Fund may enter into swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into an interest rate, forward swap spread lock and credit default swap agreements to manage its exposure to interest rates and credit risk. Interest rate swap agreements involve the exchange by the Fund with another party of their respective commitments to pay or receive interest. Forward spread lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap. The swap spread is the difference between the benchmark swap rate (market rate) and the specific Treasury rate. In a credit default swap, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate issues or sovereign issues of an emerging country, on its obligation. Dividends and interest on the securities in the swap are included in the value of the exchange. The swaps are valued daily at current market value and any unrealized gain or loss is included in the Statement of Assets and Liabilities. Gain or loss is realized on the termination date of the swap and is equal to the difference between the Fund’s basis in the swap and the proceeds of the closing transaction, including fees. During the period that the swap agreement is open, the Fund may be subject to risk from the potential inability of the counterparty to meet the terms of agreement. Written options, futures contracts, forward foreign currency exchange contracts and swaps involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities.

Securities Lending: The Fund may lend its portfolio securities to broker-dealers. The loans are secured by collateral at least equal at all times to the market value of the securities loaned. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities using the collateral in the open

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market. The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The Fund also continues to receive interest and dividends or amounts equivalent thereto, on the securities loaned and recognizes any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

When-Issued/Delayed Delivery Securities: Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after trade date; interest income is not accrued until settlement date. At the time a Portfolio enters into such transactions, it instructs the custodian to segregate assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses on sales of securities are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts on debt securities as adjustments to interest income.

Net investment income or loss (other than distribution fees, which are charged to the respective class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Dividends and Distributions: The Fund declares dividends of net investment income daily and payment is made monthly. Distributions of net realized capital and currency gains, if any, annually. Dividends and distributions are recorded on the ex-dividend date. Dividends and distribution are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. Permanent book/tax differences relating to income and gains are reclassified amongst distribution in excess of net investment income, accumulated net realized gain or loss and paid-in-capital in excess of par, as appropriate.

Taxes: For federal income tax purposes it is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Withholding taxes on foreign interest are recorded, net of reclaimable amounts, at the time the related income is earned.

Dryden Total Return Bond Fund, Inc.	39

Notes to Financial Statements

(Unaudited) Cont’d

Estimates: The preparation of these financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Fund has a management agreement with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. PI has entered into a subadvisory agreement with Prudential Investment Management, Inc. (“PIM”). The subadvisory agreement provides that PIM will furnish investment advisory services in connection with the management of the Fund. In connection therewith, PIM is obligated to keep certain books and records of the Fund. PI pays for the services of PIM, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is accrued daily and payable monthly, at an annual rate of ..50 of 1% of the Fund’s average daily net assets up to $1 billion and .45 of 1% of the Fund’s average daily net assets in excess of $1 billion. The effective management fee rate was .50 of 1% for the six months ended June 30, 2006.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B and Class C shares, pursuant to plans of distribution (the “Class A, B and C Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Fund.

Pursuant to the Class A, B and C Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to .30 of 1%, 1% and 1% of the average daily net assets of the Class A, B and C shares, respectively. For the six months ended June 30, 2006, PIMS contractually agreed to limit such fees to .25 of 1% and .75 of 1% of the daily net assets of the Class A and Class C shares.

PIMS has advised the Fund that it has received approximately $95,100 in front-end sales charges resulting from sales of Class A shares, during the six months ended

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June 30, 2006. From these fees, PIMS paid a substantial portion of such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the six months ended June 30, 2006, it received approximately $65,700 and $1,700 in contingent deferred sales charges imposed upon redemptions by certain Class B and Class C shareholders, respectively.

PI, PIMS and PIM are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a syndicated credit agreement (“SCA”) with two banks. The SCA provides for a commitment of $500 million. Interest on any borrowings under the SCA would be incurred at market rates. The Fund pays a commitment fee of .0725 of 1% of the unused portion of the renewed SCA. The commitment fee is accrued daily and paid quarterly and is allocated to the Funds pro-rata based on net assets. The purpose of the SCA is to serve as an alternative source of funding for capital share redemptions. The expiration date of the renewed SCA is October 27, 2006. The Fund did not borrow any amounts pursuant to the SCA during the six months ended June 30, 2006.

Note 3. Other Transactions With Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund pays networking fees to affiliated and unaffiliated broker/dealers. These networking fees are payments made to broker/dealers that clear mutual fund transactions through a national clearing system. For the six months ended June 30, 2006, the Fund incurred approximately $41,400 in total networking fees. These amounts are including in transfer agent’s fees and expenses in the Statement of Operations.

PIM is the Fund’s security lending agent. For the six months ended June 30, 2006, PIM has been compensated approximately $8,500 for these services.

The Fund invests in the Taxable Money Market Series (the “Portfolio”), a portfolio of Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Portfolio is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

Dryden Total Return Bond Fund, Inc.	41

Notes to Financial Statements

(Unaudited) Cont’d

Note 4. Portfolio Securities

Purchases and sales of investment securities, other than short-term investments, for the six months ended June 30, 2006 aggregated $677,873,066 and $669,893,515, respectively. United States government securities represent $131,651,660 and $131,984,196, of those purchases and sales, respectively.

As of June 30, 2006, the Fund had securities on loan with an aggregated market value of $9,627,731. The Fund received $9,779,698 in cash as collateral for securities on loan which was used to purchase highly liquid short-term investments in accordance with the Fund’s securities lending procedures.

Transactions in options written during the six months ended June 30, 2006, were as follows:

	Contracts	Premiums Received
Options outstanding at December 31, 2005	33	$17,417
Options written	—	—
Options closed	—	—
Options expired	—	—

Options outstanding at June 30, 2006	33	$17,417

Note 5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of June 30, 2006 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Depreciation
$334,806,743	$ 1,113,555	$9,032,784	$7,919,229

The difference between book and tax basis is primarily attributable to the difference in the treatment of market discount, amortization of premiums and deferred losses on wash sales.

For federal tax purposes, the Fund had a capital loss carryforward as of December 31, 2005 of approximately $13,416,000 of which $471,000 expires in 2008 and $12,945,000 in 2010. Approximately $3,074,000 was used to offset net taxable gains realized in the fiscal year ended December 31, 2005. Accordingly, no capital gains

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distribution is expected to be paid to shareholders until net gains have been realized in excess of such carryforward. The Fund elected to treat post-October currency losses of approximately $129,100 and capital losses of approximately $462,500 as having been incurred in the following fiscal year.

Note 6. Capital

The Fund offers Class A, Class B, Class C and Class Z shares. Class A shares were sold with a front-end sales charge of up to 4.50%. All investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1%, including investors who purchase their shares through broker-dealers affiliated with Prudential. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a contingent deferred sales charge of 1% during the first 12 months. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class Z shares are not subject to any sales or redemption charges and are offered exclusively for sale to a limited group of investors.

There are 2 billion shares of common stock authorized, $.001 par value per share, divided into four classes, designated Class A, B, C and Z shares.

Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended June 30, 2006:
Shares sold	3,438,315	$42,970,259
Shares issued in reinvestment of dividends	293,307	3,653,728
Shares reacquired	(2,161,801)	(26,946,947)

Net increase (decrease) in shares outstanding before conversion	1,569,821	19,677,040
Shares issued upon conversion from Class B	595,525	7,401,893

Net increase (decrease) in shares outstanding	2,165,346	$27,078,933

Year ended December 31, 2005:
Shares sold	4,463,176	$57,080,142
Shares issued in reinvestment of dividends	472,792	6,046,135
Shares reacquired	(3,380,732)	(43,263,188)

Net increase (decrease) in shares outstanding before conversion	1,555,236	19,863,089
Shares issued upon conversion from Class B	1,385,983	17,745,025

Net increase (decrease) in shares outstanding	2,941,219	$37,608,114

Dryden Total Return Bond Fund, Inc.	43

Notes to Financial Statements

(Unaudited) Cont’d

Class B	Shares	Amount
Six months ended June 30, 2006:
Shares sold	239,149	$2,976,903
Shares issued in reinvestment of dividends	110,889	1,382,552
Shares reacquired	(866,994)	(10,819,593)

Net increase (decrease) in shares outstanding before conversion	(516,956)	(6,460,138)
Shares reacquired upon conversion into Class A	(595,525)	(7,401,893)

Net increase (decrease) in shares outstanding	(1,112,481)	$(13,862,031)

Year ended December 31, 2005:
Shares sold	566,474	$7,246,964
Shares issued in reinvestment of dividends	276,934	3,542,916
Shares reacquired	(1,860,871)	(23,795,887)

Net increase (decrease) in shares outstanding before conversion	(1,017,463)	(13,006,007)
Shares reacquired upon conversion into Class A	(1,386,499)	(17,745,025)

Net increase (decrease) in shares outstanding	(2,403,962)	$(30,751,032)

Class C
Six months ended June 30, 2006:
Shares sold	112,756	$1,408,214
Shares issued in reinvestment of dividends	18,835	234,992
Shares reacquired	(289,386)	(3,618,998)

Net increase (decrease) in shares outstanding	(157,795)	$(1,975,792)

Year ended December 31, 2005:
Shares sold	316,981	$4,065,606
Shares issued in reinvestment of dividends	41,791	534,522
Shares reacquired	(513,763)	(6,578,199)

Net increase (decrease) in shares outstanding	(154,991)	$(1,978,071)

Class Z
Six months ended June 30, 2006:
Shares sold	264,161	$3,300,440
Shares issued in reinvestment of dividends	35,541	443,072
Shares reacquired	(936,575)	(11,530,450)

Net increase (decrease) in shares outstanding	(636,873)	$(7,786,938)

Year ended December 31, 2005:
Shares sold	570,865	$7,328,154
Shares issued in reinvestment of dividends	82,934	1,061,350
Shares reacquired	(3,765,672)	(48,875,032)

Net increase (decrease) in shares outstanding	(3,111,873)	$(40,485,528)

44	Visit our website at www.jennisondryden.com

Financial Highlights

(Unaudited)

JUNE 30, 2006	SEMIANNUAL REPORT

Dryden Total Return Bond Fund, Inc.

Financial Highlights

(Unaudited)

	Class A
	Six Months Ended June 30, 2006(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$12.67

Income from investment operations
Net investment income	.29
Net realized and unrealized gain (loss) on investment transactions	(.42)

Total from investment operations	(.13)

Less Dividends
Dividends from net investment income	(.30)

Net asset value, end of period	$12.24

Total Return(b):	(1.21)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$194,571
Average net assets (000)	$184,832
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees(c)	1.09	%(d)
Expenses, excluding distribution and service (12b-1) fees	.84	%(d)
Net investment income	4.69	%(d)
For Class A, B, C and Z shares:
Portfolio turnover rate	237	%(e)

(a)	Calculations are based on average shares outstanding during the year.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions. Total returns for periods less than one full year are not annualized.
(c)	The distributor of the Fund contractually agreed to limit its distribution and service (12b-1) fees to .25 of 1% of the average net assets.
(d)	Annualized.
(e)	Not annualized.

See Notes to Financial Statements.

46	Visit our website at www.jennisondryden.com

Class A
Year Ended December 31,
2005(a)	2004	2003(a)	2002	2001

$12.94	$12.89	$12.68	$12.59	$12.54

.54	.50	.42	.65	.79
(.22)	.11	.35	.12	.06

.32	.61	.77	.77	.85

(.59)	(.56)	(.56)	(.68)	(.80)

$12.67	$12.94	$12.89	$12.68	$12.59

2.50%	4.87%	6.18%	6.38%	6.84%

$173,946	$139,515	$136,268	$120,936	$90,733
$152,629	$134,071	$132,448	$100,691	$77,996

1.16%	1.13%	1.13%	1.12%	1.18%
.91%	.88%	.88%	.87%	.93%
4.21%	3.85%	3.25%	5.30%	6.11%

264%	384%	707%	658%	375%

See Notes to Financial Statements.

Dryden Total Return Bond Fund, Inc.	47

Financial Highlights

(Unaudited) Cont’d

	Class B
	Six Months Ended June 30, 2006(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$12.67

Income from investment operations
Net investment income	.24
Net realized and unrealized gain (loss) on investment transactions	(.42)

Total from investment operations	(.18)

Less Dividends
Dividends from net investment income	(.25)

Net asset value, end of period	$12.24

Total Return(b):	(1.57)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$74,767
Average net assets (000)	$84,204
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	1.84	%(c)
Expenses, excluding distribution and service (12b-1) fees	.84	%(c)
Net investment income	3.94	%(c)

(a)	Calculations are based on average shares outstanding during the year.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions. Total returns for periods less than one full year are not annualized.
(c)	Annualized.

See Notes to Financial Statements.

48	Visit our website at www.jennisondryden.com

Class B
Year Ended December 31,
2005(a)	2004	2003(a)	2002	2001

$12.93	$12.89	$12.68	$12.59	$12.53

.44	.40	.32	.56	.73
(.21)	.11	.35	.12	.07

.23	.51	.67	.68	.80

(.49)	(.47)	(.46)	(.59)	(.74)

$12.67	$12.93	$12.89	$12.68	$12.59

1.80%	4.01%	5.39%	5.61%	6.41%

$91,469	$124,469	$153,746	$187,582	$188,996
$109,484	$138,339	$175,196	$191,688	$172,035

1.91%	1.88%	1.88%	1.87%	1.68%
.91%	.88%	.88%	.87%	.93%
3.46%	3.10%	2.50%	4.60%	5.64%

See Notes to Financial Statements.

Dryden Total Return Bond Fund, Inc.	49

Financial Highlights

(Unaudited) Cont’d

	Class C
	Six Months Ended June 30, 2006(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$12.67

Income from investment operations
Net investment income	.26
Net realized and unrealized gain (loss) on investment transactions	(.41)

Total from investment operations	(.15)

Less Dividends
Dividends from net investment income	(.28)

Net asset value, end of period	$12.24

Total Return(b):	(1.29)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$12,221
Average net assets (000)	$13,220
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees(c)	1.59	%(d)
Expenses, excluding distribution and service (12b-1) fees	.84	%(d)
Net investment income	4.19	%(d)

(a)	Calculations are based on average shares outstanding during the year.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions. Total returns for periods less than one full year are not annualized.
(c)	The distributor of the Fund contractually agreed to limit its distribution and service (12b-1) fees to .75 of 1% of the average net assets.
(d)	Annualized.

See Notes to Financial Statements.

50	Visit our website at www.jennisondryden.com

Class C
Year Ended December 31,
2005(a)	2004	2003(a)	2002	2001

$12.93	$12.89	$12.68	$12.59	$12.53

.48	.43	.35	.58	.72
(.22)	.11	.36	.13	.08

.26	.54	.71	.71	.80

(.52)	(.50)	(.50)	(.62)	(.74)

$12.67	$12.93	$12.89	$12.68	$12.59

2.06%	4.27%	5.65%	5.85%	6.41%

$14,646	$16,955	$20,967	$21,513	$17,272
$15,940	$18,149	$22,593	$19,384	$12,928

1.66%	1.63%	1.63%	1.62%	1.68%
.91%	.88%	.88%	.87%	.93%
3.71%	3.35%	2.75%	4.81%	5.59%

See Notes to Financial Statements.

Dryden Total Return Bond Fund, Inc.	51

Financial Highlights

(Unaudited) Cont’d

	Class Z
	Six Months Ended June 30, 2006(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$12.66

Income from investment operations
Net investment income	.30
Net realized and unrealized gain (loss) on investment transactions	(.42)

Total from investment operations	(.12)

Less Dividends
Dividends from net investment income	(.32)

Net asset value, end of period	$12.22

Total Return(b):	(1.13)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$11,498
Average net assets (000)	$19,009
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	.84	%(c)
Expenses, excluding distribution and service (12b-1) fees	.84	%(c)
Net investment income	4.94	%(c)

(a)	Calculations are based on average shares outstanding during the year.
(b)	Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions. Total returns for periods less than one full year are not annualized.
(c)	Annualized.

See Notes to Financial Statements.

52	Visit our website at www.jennisondryden.com

Class Z
Year Ended December 31,
2005(a)	2004	2003(a)	2002	2001

$12.93	$12.88	$12.67	$12.58	$12.52

.54	.53	.45	.68	.83
(.19)	.11	.35	.12	.06

.35	.64	.80	.80	.89

(.62)	(.59)	(.59)	(.71)	(.83)

$12.66	$12.93	$12.88	$12.67	$12.58

2.75%	5.13%	6.44%	6.64%	7.19%

$19,963	$60,617	$70,981	$61,425	$44,679
$25,208	$59,736	$66,448	$51,861	$54,052

.91%	.88%	.88%	.87%	.93%
.91%	.88%	.88%	.87%	.93%
4.45%	4.10%	3.51%	5.54%	6.46%

See Notes to Financial Statements.

Dryden Total Return Bond Fund, Inc.	53

Approval of Advisory Agreement

The Board of Directors (the “Board”) of Dryden Total Return Bond Fund, Inc. (the “Fund”) oversees the management of the Fund, and, as required by law, determines annually whether to renew the Fund’s management agreement with Prudential Investments LLC (“PI”) and the Fund’s subadvisory agreement with Prudential Investment Management, Inc. (“PIM”). In considering the renewal of the agreements, the Board, including all of the Independent Directors, met on June 7-8, 2006 and approved the renewal of the agreements through July 31, 2007, after concluding that renewal of the agreements was in the best interests of the Fund and its shareholders.

In advance of the meetings, the Board received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with their consideration. Among other things, the Board considered comparisons with other mutual funds in relevant Peer Universes and Peer Groups. The mutual funds included in each Peer Universe or Peer Group were objectively determined solely by Lipper Inc., an independent provider of mutual fund data. The comparisons placed the Fund in various quartiles over one-year, three-year and five-year time periods ending December 31, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

In approving the agreements, the Board, including the Independent Directors advised by independent legal counsel, considered the factors they deemed relevant, including the nature, quality and extent of services provided, the performance of the Fund, the profitability of PI and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its shareholders. In their deliberations, the Directors did not identify any single factor that was dispositive and each Director attributed different weights to the various factors. In connection with their deliberations, the Board considered information provided by PI throughout the year at regular Board meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the meetings on June 7-8, 2006.

The Directors determined that the overall arrangements between the Fund and PI, which serves as the Fund’s investment manager pursuant to a management agreement, and between PI and PIM, which serves as the Fund’s subadvisor pursuant to the terms of a subadvisory agreement with PI, are fair and reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment.

Several of the material factors and conclusions that formed the basis for the Directors reaching their determinations to approve the continuance of the agreements are separately discussed below.

Dryden Total Return Bond Fund, Inc.

Approval of Advisory Agreement (continued)

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature and extent of services provided to the Fund by PI and PIM. The Board considered the services provided by PI, including but not limited to the oversight of the subadvisor for the Fund, as well as the provision of fund recordkeeping, compliance, and other services to the Fund. With respect to PI’s oversight of the subadvisor, the Board noted that PI’s Strategic Investment Research Group (“SIRG”), which is a business unit of PI, is responsible for monitoring and reporting to PI’s senior management on the performance and operations of the subadvisor. The Board also considered that PI pays the salaries of all of the officers and non-independent Directors of the Fund. The Board also considered the investment subadvisory services provided by PIM, including investment research and security selection, as well as adherence to the Fund’s investment restrictions and compliance with applicable Fund policies and procedures.

The Board reviewed the qualifications, backgrounds and responsibilities of PI’s senior management responsible for the oversight of the Fund and PIM, and also reviewed the qualifications, backgrounds and responsibilities of PIM’s portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Board was provided with information pertaining to PI’s and PIM’s organizational structure, senior management, investment operations, and other relevant information pertaining to both PI and PIM. The Board also noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (CCO) as to both PI and PIM. The Board noted that PIM is affiliated with PI.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PI and the subadvisory services provided to the Fund by PIM, and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PI and PIM under the management and subadvisory agreements.

Performance of Dryden Total Return Bond Fund

The Board received and considered information about the Fund’s historical performance, noting that the Fund had achieved performance that was in the second quartile during the first quarter of 2006, performance that was in the first quartile over one-year and three-year periods, and performance that was in the second quartile over five-year and ten-year periods in relation to the group of comparable funds in a Peer Universe. In addition, the Board noted that the Fund outperformed when

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compared against the appropriate benchmark index over the same one-year, three-year and five-year time periods.

The Board determined that the Fund’s performance was satisfactory.

Fees and Expenses

The Board considered the management fee for the Fund as compared to the management fee charged by PI to other funds and accounts and the fee charged by other advisors to comparable mutual funds.

The Fund’s actual management fee (which reflects any fee waivers, subsidies or expense caps) of 0.500% ranked in the third quartile in its Peer Group. The Board concluded that the management and subadvisory fees were reasonable.

The Board further noted that during 2005 and continuing through 2006, several significant initiatives had been approved which, when fully implemented, were expected to result in cost savings and expense reductions for the Fund. In particular, the Board observed that implementation of an electronic registration statement desktop publishing system to replace the use of financial printing firms was expected to be completed by the end of 2006 and was expected to significantly reduce the costs borne by Fund shareholders for the production and filing of Fund registration statements. The Board also observed that new custodian arrangements had been approved, which were also expected to result in reductions in custodian fees borne by Fund shareholders.

Costs of Services and Profits Realized by PI

The Board was provided with information on the profitability of PI and its affiliates in serving as the Fund’s investment manager. The Board discussed with PI the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular advisor, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the advisor’s capital structure and cost of capital. The Board did not separately consider the profitability of the subadvisor, an affiliate of PI, as its profitability was reflected in the profitability report for PI. Taking these factors into account, the Board concluded that the

Dryden Total Return Bond Fund, Inc.

Approval of Advisory Agreement (continued)

profitability of PI and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board noted that the management fee schedule for the Fund includes breakpoints, which have the effect of decreasing the fee rate as assets increase, but at the current level of assets the Fund does not realize the effect of those rate reductions. The Board received and discussed information concerning whether PI realizes economies of scale as the Fund’s assets grow beyond current levels. The Board took note that the Fund’s fee structure would result in benefits to Fund shareholders when (and if) assets reach the levels at which the fee rate is reduced. These benefits will accrue whether or not PI is then realizing any economies of scale.

Other Benefits to PI and PIM

The Board considered potential ancillary benefits that might be received by PI and PIM and their affiliates as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by PI included transfer agency fees received by the Fund’s transfer agent (which is affiliated with PI), as well as reputational or other intangible benefits resulting from PI’s association with the Fund. The Board concluded that the potential benefits to be derived by PIM included the ability to use soft dollar credits, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and reputational benefits. The Board concluded that the benefits derived by PI and PIM were consistent with the types of benefits generally derived by investment managers and subadvisors to mutual funds.

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■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.jennisondryden.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s investment subadvisor the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Commission’s website.

DIRECTORS
Linda W. Bynoe • David E.A. Carson • Robert F. Gunia • Robert E. La Blanc • Douglas H. McCorkindale • Richard A. Redeker • Judy A. Rice • Robin B. Smith • Stephen G. Stoneburn • Clay T. Whitehead

OFFICERS
Judy A. Rice, President • Robert F. Gunia, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Jack Benintende, Assistant Treasurer •
M. Sadiq Peshimam, Assistant Treasurer • Kathryn L. Quirk, Chief Legal Officer • Deborah A. Docs, Secretary • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • John P. Schwartz, Assistant Secretary • Helene Gurian, Acting Anti-Money Laundering Compliance Officer •Lee D. Augsburger, Chief Compliance Officer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISOR	Prudential Investment Management, Inc.	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 8098 Philadelphia, PA 19176

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie, Farr & Gallagher LLP	787 Seventh Street New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus for the Fund contains this and other information about the Fund. An investor may obtain a prospectus by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. The prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents on-line, go to www.icsdelivery.com/prudential/funds and enroll. Instead of receiving printed documents by mail, you will receive notification via e-mail when new materials are available. You can cancel your enrollment or change your e-mail address at any time by clicking on the change/cancel enrollment option at the icsdelivery website address.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, Dryden Total Return Bond Fund, Inc., PO Box 13964, Philadelphia, PA 19176. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (800) SEC-0330 (732-0330). The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each fiscal quarter.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Dryden Total Return Bond Fund, Inc.
Share Class	A	B	C	Z
NASDAQ	PDBAX	PRDBX	PDBCX	PDBZX
CUSIP	262492101	262492200	262492309	262492408

MF166E2    IFS-A122794                Ed. 08/2006

Item 2	– Code of Ethics – Not required, as this is not an annual filing.

Item 3	– Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4	– Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5	– Audit Committee of Listed Registrants – Not applicable.

Item 6	– Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7	– Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8	– Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9	– Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10	– Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11	– Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12	– Exhibits

(a) (1) Code of Ethics – Not required, as this is not an annual filing.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3) Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Dryden Total Return Bond Fund, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date August 25, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date August 25, 2006

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date August 25, 2006

*	Print the name and title of each signing officer under his or her signature.